Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Revenues	$ 3,678	$ 1,865	$ 3,662
Trade receivables	214	0
Trade payables	$ 0	$ (154)